Borrowings - Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024 (remaining 6 months)	$ 1,753
2025	422	$ 1,890
Total Notes Payable	$ 2,175	$ 9,545	$ 7,401